Loss Per Class A and Class B Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Weighted Average Number of Ordinary Shares
(i)	Weighted average number of Class A and Class B ordinary shares for the purpose of basic loss per Class A and Class B ordinary share

	For the year ended December 31,
	2022	2023	2024
	Number of shares	Number of shares	Number of shares
	’000	’000	’000
Issued Class A and Class B ordinary shares as of January 1	103,850	103,850	105,614
Effect of bonus element in issuance of ordinary shares to Series D and Series D+ preferred shareholders	12,807	12,807	12,807
Effect of ordinary shares issued	897	894	34,990
Effect of Class A ordinary shares issued upon IPO and exercise of the over-allotment option	—	—	16,350
Effect of Class A and Class B ordinary shares converted from preferred shares	—	—	100,188
Effect of ordinary shares repurchased	(332)	—	—
Effect of ordinary shares deemed to be in issue*	—	—	24,701

Weighted average number of Class A and Class B ordinary shares for the year	117,222	117,551	294,650

Note:

*	The ordinary shares deemed to be in issue represent the vested RSUs granted to qualified directors and employees.

Schedule of Earnings Per Share
(ii)	Calculations of basic loss per Class A and Class B ordinary share

	For the year ended December 31,
	2022	2023	2024
Loss for the year (in RMB’000)	(1,298,496)	(1,949,101)	(2,516,808)
Deemed distribution to a preferred shareholder (in RMB’000) (Note 27(ii))	—	(32,767)	—
Loss attributable to ordinary shareholders of the Company (in RMB’000)	(1,298,496)	(1,981,868)	(2,516,808)
Weighted average number of Class A and Class B ordinary shares in issue (in ’000)	117,222	117,551	294,650
Basic loss per Class A and Class B ordinary share (in RMB)	(11.08)	(16.86)	(8.54)